Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Expenses:
Research and development	$ 578,309	$ 658,939	$ 2,191,834	$ 1,000,769
Research and development - related parties	216,684	47,718	240,731	2,947,536
General and administrative	4,008,852	2,969,151	15,459,788	11,230,118
General and administrative - related parties		5,261	5,612	462,580
Total Operating Expenses	4,803,845	3,681,069	17,897,965	15,641,003
Loss From Operations	(4,803,845)	(3,681,069)	(17,897,965)	(15,641,003)
Other (Expenses) Income:
Gain on settlement of liabilities				926,829
Other expense				(146,822)
Interest expense	(11,556)	(7,414)	(26,667)	(186,208)
Interest income - related parties		4,562
Loss on extinguishment of convertible notes payable, net				(9,737)
Loss on goodwill impairment			(33,547,278)
Loss on IP R&D impairment			(3,342,084)
Change in fair value of derivative liabilities	53,323	5,230,114	15,144,986	(4,677,388)
Change in fair value of accrued issuable equity		17,520
Change in fair value of accrued issuable equity				9,405
Offering costs allocated to warrant liabilities				604,118
Total Other (Expense) Income, Net	41,767	5,244,782	(21,771,043)	(4,706,849)
(Loss) Income Before Income Taxes	(4,762,078)	1,563,713	(39,669,008)	(20,347,852)
Income tax benefit			942,749	23,204
Net (Loss) Income	(4,762,078)	1,563,713	(38,726,259)	(20,324,648)
Other Comprehensive (Loss) Income:
Foreign currency translation adjustments	663	(728,081)	(3,702,963)	180,554
Total Comprehensive (Loss) Income	$ (4,761,415)	$ 835,632	$ (42,429,222)	$ (20,144,094)
Basic and Diluted Net (Loss) Income per Common Share
Diluted (in Dollars per share)	$ (1.27)	$ 0.92
Weighted Average Number of Common Shares Outstanding:
Diluted (in Shares)	3,747,145	1,703,439
Basic (in Dollars per share)	$ (1.27)	$ 0.92	$ (20.38)	$ (12.96)
Basic (in Shares)	3,747,145	1,702,997	1,900,397	1,567,772